Income Taxes (Details) - Schedule of provision for income taxes differs from the amount computed by applying the statutory rate to the income before income taxes primarily due to the changes in the valuation allowance and state and local taxes - USD ($)
$ in Thousands
	3 Months Ended					12 Months Ended
	Sep. 26, 2021	Sep. 26, 2021	Jun. 27, 2021	Sep. 27, 2020	Jun. 28, 2020	Jun. 27, 2021	Jun. 28, 2020
Schedule of provision for income taxes differs from the amount computed by applying the statutory rate to the income before income taxes primarily due to the changes in the valuation allowance and state and local taxes [Abstract]
U.S. federal statutory rate						$ (26,774)	$ (17,352)
U.S. federal statutory rate		21.00%				21.00%	21.00%
State and local tax net of federal benefit						$ (6,190)	$ 3,792
State and local tax net of federal benefit						4.90%	(4.60%)
Deferred tax asset valuation allowance						$ 34,060	$ 21,606
Deferred tax asset valuation allowance						(26.70%)	(26.70%)
Uncertain tax positions						$ 2	$ 2
Uncertain tax positions						0.00%	0.00%
Foreign tax rate difference						$ (1,251)	$ 215
Foreign tax rate difference						1.00%	0.30%
Other						$ (882)
Other						0.70%	0.00%
Effective tax rate	$ 6,244		$ 1,035	$ (124)	$ (8,263)	$ (1,035)	$ 8,263
Effective tax rate						0.81%	(10.00%)